EQUITY	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
EQUITY

25.	EQUITY

25.a)	Paid-in capital and authorized capital

The fully subscribed and paid-in share capital as of December 31, 2025, and December 31, 2024, is R$10,240,000 divided into 1,326,093,947 common and book-entry shares, with no par value. Each common share entitles to one vote in the resolutions of the General Meeting.

25.b)Authorized	share capital

The Company's bylaws in force on December 31, 2025, define that the share capital may be increased to up to 2,400,000,000 shares, by decision of the Board of Directors, regardless of statutory reform.

25.c)	Capital reserve

The Company's capital reserve totaled R$ 32,720 as of December 31, 2025, and December 31, 2024. These amounts refer to gain on the sale of the Company’s treasury shares.

25.d)	Capital transactions

The balances presented on December 31, 2025, and December 31, 2024 were constituted through gains on the sale of interests in subsidiaries, as well as by reflex treasury shares acquired by subsidiaries, in the amount of R$2,248,080 and (R$223,830), respectively.

25.e)	Legal reserve

It is constituted at the rate of 5% of the net income calculated in each fiscal year, before any other allocation, pursuant to art. 193 of Law 6,404/76, up to a limit of 20% of the capital stock.

25.f)	Ownership structure

As of December 31, 2025, and 2024, the Company’s ownership structure was as follows:

			12/31/2025			12/31/2024
	Number of common shares	% of total shares	% of voting capital	Number of common shares	% of total shares	% of voting capital
Vicunha Aços S.A. (*)	552,412,693	41.66%	41.66%	552,412,693	41.66%	41.66%
Rio Iaco Participações S.A. (*)	45,706,242	3.45%	3.45%	45,706,242	3.45%	3.45%
CFL Ana Participações S.A.	62,353,852	4.70%	4.70%	132,523,251	9.99%	9.99%
Avelina Participações S.A.	52,732,025	3.98%	3.98%
NYSE (ADRs)	320,979,296	24.20%	24.20%	283,799,438	21.40%	21.40%
Other shareholders	291,909,839	22.01%	22.01%	311,652,323	23.50%	23.50%
Outstanding shares	1,326,093,947	100.00%	100.00%	1,326,093,947	100.00%	100.00%
(*)	Controlling group companies.

On December 2, 2024, Vicunha Aços informed the Company about the acquisition of common shares issued by CSN. CSN, in turn, informed the market about the acquisition of a relevant equity interest the following day, informing that Vicunha Aços' interest now represents 41.66% of the share capital, according to correspondence received.

On July 11, 2025, CFL Participações S.A., the parent company of CFL Ana Participações S.A., in compliance with the provisions of article 12, paragraph 6 of CVM Resolution 44/2021, informed the Company about the disposal by from CFL Ana Participações S.A. of common shares issued by CSN to Avelina Participações. S.A. , a company also fully controlled by CFL Participações S.A. CSN, in turn, informed the market about the sale of a relevant equity interest the following day, informing that CFL Participações S.A. 's interest became 9.99% of the share capital, according to correspondence received.

25.g)	Earnings/(Loss) per share

The earnings/(loss) per share are shown below:

	12/31/2025	12/31/2024	12/31/2023

Loss for the period	(2,002,374)	(2,591,851)	(318,206)
Weighted average number of shares	1,326,093,947	1,326,093,947	1,326,093,947
Basic and diluted loss per share	(1.50998)	(1.95450)	(0.23996)

25.h)Other	comprehensive income

These are the accumulated conversion adjustments, acturial gains over pension plans, and the unrealized results with derivative financial instruments, such as equity valuation adjustments. The amount represents an accumulated balance of gain on December 31, 2025, of R$782,078 (R$1,824,917 of gain, on December 31, 2024).

Accounting Policy

Share Capital

Incremental costs directly attributable to the issuance of new shares or options are stated in shareholders' equity as a deduction from the amount raised, net of taxes.

Loss per share

The basic earnings/loss per share is calculated through the net profit/loss for the year attributable to the Company's controlling shareholders and the weighted average of the common shares outstanding in the respective year. The diluted earnings/loss per share is calculated by means of said average of the outstanding shares, adjusted by the instruments potentially convertible into shares, with dilutive effect, in the years presented. The Company has no potential instruments convertible into shares and, consequently, the diluted profit/loss per share is equal to the basic earnings/loss per share.

Treasury shares

When any company in the group buys shares of the Company's capital (treasury shares), the amount paid, including any directly attributable additional costs (net of income tax), is deducted from the shareholders' equity attributable to the Company's shareholders until the shares are canceled or sold. When these shares are subsequently sold, any amount received, net of any directly attributable transaction costs and respective income tax and social contribution effects, is included in shareholders' equity attributable to the Company's shareholders.

Transactions and non-controlling interests

The Company treats transactions with non-controlling interests as transactions with the Company's asset owners. For purchases of non-controlling interests, the difference between any consideration paid and the acquired portion of the book value of the subsidiary's net assets is recorded in shareholders' equity. Gains or losses on disposals to non-controlling interests are also recorded directly in shareholders' equity.

When the Company ceases to have control, any interest retained in the entity is remeasured to its fair value, and the change in book value is recognized in profit or loss. Fair value is the initial carrying amount for subsequent accounting of the retained interest in an associate, a joint venture, or a financial asset. In addition, any amounts previously recognized in other comprehensive income relating to that entity are accounted for as if the Company had directly disposed of the related assets or liabilities. This means that amounts previously recognized in other comprehensive income are reclassified to profit or loss.